Intangible assets - Summary of Break-Up for Goodwill and Intangible Assets (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Ostro Energy Group [member] | wind power segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 9,903	₨ 9,903
ReNew Vayu Urja KCT [member] | wind power segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	756	756
Prathamesh Solarfarms [member] | solar power segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	428	428
Others [member] | wind power segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	145	145
Others [member] | solar power segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 364	₨ 364